Other assets - Summary of Other Assets (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Other assets
Advances given for property, plant and equipment	₺ 3,377,893	₺ 4,166,670
Deposits and guarantees given	599,170	616,999
Prepaid expenses	373,192	441,306
VAT receivable	80,015	83,484
Others	154	59,711
Other Non-current assets	4,430,424	5,368,170
VAT receivable	1,230,366	964,020
Prepaid expenses	1,070,710	753,825
Prepaid taxes	393,101	736,357
Blocked deposits	784,789	267,909
Receivables from the Ministry of Transport and Infrastructure of Turkiye	75,895	226,948
Advances given to suppliers	100,233	185,518
Receivables from tax office	116,912	3,137
Other	103,767	52,928
Other current assets	₺ 3,875,773	₺ 3,190,642